Vessels, Net, detail (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Vessel Cost
Beginning Balance	$ 1,211,869	$ 1,324,800
Transfer from Advances for vessels	60,482	67,504
Disposal		(20,630)
Impairment loss		(159,805)
Ending Balance	1,272,351	1,211,869	$ 1,324,800
Accumulated Depreciation
Beginning Balance	(268,993)	(286,081)
Impairment loss		68,512
Depreciation	(48,067)	(51,424)	(49,485)
Ending Balance	(317,060)	(268,993)	(286,081)
Net Book Value
Beginning Balance	942,876	1,038,719
Transfer from Advances for vessels	60,482	67,504
Disposal		(20,630)
Impairment loss		(91,293)
Depreciation	(48,067)	(51,424)	(49,485)
Ending Balance	$ 955,291	$ 942,876	$ 1,038,719
Number of vessels provided as collateral | item	39
Vessels provided as collateral	$ 914,804